Significant Accounting Policies - Schedule of Currency Exchange Rates were Utilized (Details)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Currency Exchange Rates were Utilized [Abstract]
Period-end HKD exchange rate	0.001285	0.001274
Period average HKD exchange rate	0.001282		0.001284	0.001279